Shareholder Report, Average Annual Return (Details)	12 Months Ended
Aug. 31, 2024
C000151917
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000201707
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000169918
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000226253
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000226252
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000201713
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000196984
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000144475
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
MSCI ACWI IMI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
S&P 500 Index (TR, unhedged, USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
S&P 500 Index (TR, unhedged, USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
S&P 500 Index (TR, unhedged, USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
S&P 500 Index (TR, unhedged, USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
S&P 500 Index (TR, unhedged, USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Goldman Sachs Index: MSCI ACWI IMI Dev Markets 50% Hedged to USD (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI (Net, USD, 50% Non-US Developed Hedged to USD)
Strategic Factor Allocation Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Strategic Factor Allocation Composite Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Strategic Factor Allocation Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Strategic Factor Allocation Composite Index
Bloomberg 1-5 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year U.S. Treasury Index
Bloomberg 1-5 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year U.S. Treasury Index
ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index